COST OF SALES - Disclosure of cost of sales (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cost Of Sales [abstract]
Site operating costs	$ 309,805	$ 269,822
Transportation costs	30,045	22,472
Changes in inventories of finished goods	(5,546)	7,726
Changes in inventories of ore stockpiles	(16,686)	(14,628)
Production costs	317,618	285,392
Depletion and amortization	56,940	51,982
Cost of sales	$ 374,558	$ 337,374